Long-Term Equity Investments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Long-Term Equity Investments

	December 31	December 31
(in thousands)	2018	2017

Common shares held	$164,753	$95,608

Warrants held	-	124

Total	$164,753	$95,732

Common Shares Held

	December 31, 2018
(in thousands)	Shares Owned	Percentage of Outstanding Shares Owned	Fair Value	Fair Value Adjustment Gains (Losses) Included in OCI	Realized Gain on Disposal

Bear Creek	13,264,305	13%	$10,112	$(11,247)	$-

Sabina	11,700,000	4%	10,549	(10,622)	-

Arizona Mining	n.a.	n.a.	-	20,153	34,061

First Majestic	20,914,590	11%	123,187	(27,813)	-

Other			20,905	(10,456)	-

Total common shares held			$164,753	$(39,985)	$34,061

	December 31, 2017
(in thousands)	Shares Owned	Percentage of Outstanding Shares Owned	Fair Value	Fair Value Adjustment Gains (Losses) Included in OCI

Bear Creek	13,264,305	13%	$21,358	$(1,859)

Sabina	11,700,000	5%	21,171	12,631

Arizona Mining	10,000,000	3%	27,581	9,333

Other			25,498	(1,553)

Total common shares held			$95,608	$18,552

Warrants Held

	December 31, 2018
(in thousands)	Fair Value	Fair Value Adjustment Losses Included in Net Earnings

Warrants held - Kutcho	$-	$(124)

	December 31, 2017
(in thousands)	Fair Value	Fair Value Adjustment Losses Included in Net Earnings

Warrants held - Kutcho	$124	$(6)